Significant Agreements - Intangible asset activity (Details) $ in Thousands, € in Millions	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 01, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Intangible asset at relative fair value			$ 15,564					$ 15,564			$ 15,564
Change in valuation allowance			5,783					5,783	$ 22,400	$ 9,100
Deferred tax liability recognized for intangible asset acquired			5,800					5,800
Intangible asset, beginning balance					$ 15,680	$ 17,947	$ 21,347		17,947	20,214
Amortization expense					(567)	(567)	(1,133)		(2,267)	(2,267)
Intangible asset, ending balance			21,347		15,113		$ 20,214	21,347	15,680	17,947
Initially allocated value of equity-method investment			1,810					1,810
Provision for income taxes					0	17			17	2,039
Other long-term liabilities					5,643				5,588	11,729
Warrant liabilities					3,730					11,500
Other Nonoperating Income									781	6,000
Change in fair value of warrant liabilities					$ (3,484)	$ 2,074			7,646	1,466
One
Schedule of Equity Method Investments [Line Items]
Initially allocated value of equity-method investment			1,800					1,800		0
Deferred tax asset generated by book-to-tax difference (see Note 17)									$ 3,100
Deferred credit										1,200
Deferred tax asset wrote-off generated by the book-to-tax difference										1,200
Deferred credit wrote-off										3,000
Provision for income taxes										1,800
Consideration upon achievement of future commercial milestones	$ 7,400	€ 6.5	6,200	€ 5.5
Commercial milestones, cumulative net sales for weight loss product | €		€ 2.0
Warrants granted upon 2nd amendment | shares	522,009	522,009
Percent of ownership, contingent call option to buy back	10.00%	10.00%							10.00%
Call option exercise price	$ 6,800	€ 6.0
Warrant liability	$ 6,000
Other long-term liabilities										5,900
Carrying value of warrant liability for redeemable convertible preferred stock			$ 5,800					$ 5,800	$ 5,973
Warrant liabilities									4,312
Fair value of contingent call option granted to One shareholders									1,494
Change in fair value of warrant liabilities									167	$ 200
Fair value of common stock warrants, cash consideration paid									$ 10